OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER ACCOUNTS RECEIVABLE	NOTE 8 - OTHER ACCOUNTS RECEIVABLE:
	December 31,	December 31,
	2024	2023

Prepaid expenses	$223	323
Government institutions	241	253
Other	117	84
Total Other accounts receivable	$581	$660